Note 4 - Business Combinations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Note 4 - Business Combinations - Consideration Paid for Block 40 Acquisition

Total consideration	$99,964,354

Identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	$690,231
Accounts receivables	3,037,449
Other current assets	1,154,290
Building	158,256,285
Land	19,793,362
Site improvements	1,127,597
In-place leases (residential)	4,593,063
In-place leases (commercial)	643,679
Mortgage loan	(79,000,000)
Promissory note	(5,161,000)
Accounts payable and accrued liabilities	(5,170,602)
Total net assets acquired	$99,964,354

Note 4 - Business Combinations - Acquisition Method of Business Combination and Schedule of Net Assets Acquired

Goodwill	$1,219,134
Tangible assets	48,862
Intangible assets	900,000

Net assets acquired	$2,167,996

Goodwill	$1,219,134
Tangible assets	48,862
Intangible assets	900,000
Net assets acquired	$2,167,996

Note 4 - Business Combinations - Consideration of Simplified Companies Acquisition

Cash, including working capital adjustment	$485,527
Equity	990,000
Deferred consideration	692,469

Total purchase consideration	$2,167,996

Cash	$400,000
Working capital adjustment	85,527
Equity	250,000
Deferred equity	740,000
Deferred commission	692,469
Total purchase consideration	$2,167,996